Equity-Based Compensation - Summary of Activity for RSUs (Details) - RSUs - $ / shares			12 Months Ended
	Mar. 11, 2022	Oct. 19, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balances			0
Granted	1,400,000	1,408,773	1,408,773
Forfeited			(30,662)
Vested			0
Ending Balances			1,378,111
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances			$ 0
Weighted-Average Grant Date Fair Value Per Share, Granted			12.86
Weighted-Average Grant Date Fair Value Per Share, Forfeited			12.86
Weighted-Average Grant Date Fair Value Per Share, Vested			0
Weighted-Average Grant Date Fair Value Per Share, Ending Balances			$ 12.86